Consolidated Statements of Comprehensive Income In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2014 USD ($)		Jun. 30, 2014 CNY		Jun. 30, 2013 CNY		Jun. 30, 2012 CNY
Revenues:
Online recruitment services	$ 142,252		882,474		769,105		692,779
Campus recruitment services	15,274		94,755		67,307		58,771
Assessment services	8,930		55,399		32,740		16,956
Other human resources related services	7,597		47,128		39,731		53,026
Total revenues	174,053		1,079,756		908,883		821,532
Less: Business tax and surcharges	(3,550)		(22,023)		(42,023)		(48,636)
Net revenues	170,503		1,057,733		866,860		772,896
Cost of services	(15,371)	[1]	(95,353)	[1]	(68,489)	[1]	(60,534)	[1]
Gross profit	155,132		962,380		798,371		712,362
Operating expenses:
Sales and marketing expenses	(81,602)	[1]	(506,224)	[1]	(414,436)	[1]	(374,511)	[1]
General and administrative expenses	(36,951)	[1]	(229,230)	[1]	(175,491)	[1]	(152,784)	[1]
Total operating expenses	(118,553)	[1]	(735,454)	[1]	(589,927)	[1]	(527,295)	[1]
Income from operations	36,579		226,926		208,444		185,067
Other (expenses)/income:
Foreign currency exchange (loss)/gain	100		618		(28)		(32)
Interest income, net	1,181		7,328		14,672		15,257
Other income, net	275		1,709		2,869		668
Income before income tax expenses	38,135		236,581		225,957		200,960
Income tax expenses	(8,048)		(49,928)		(70,156)		(30,243)
Net income	30,087		186,653		155,801		170,717
Add: Net loss/(income) attributable to noncontrolling interest	(123)		(763)		32		0
Net income attributable to Zhaopin Limited's shareholders	29,964		185,890		155,833		170,717
Less: Deemed dividend to a preferred shareholder	0		0		(265,032)		0
Income allocated to participating preferred shareholders	(114)		(708)		0		(166,764)
Net income/(loss) attributable to ordinary shareholders	29,850		185,182		(109,199)		3,953
Net income/(loss) per share:
Basic	$ 0.36		2.21		(20.53)		1.95
Diluted	$ 0.32		1.97		(20.53)		1.68
Net income/(loss) per ADS:
Basic	$ 0.72	[2]	4.42	[2]	(41.06)	[2]	3.90	[2]
Diluted	$ 0.64	[2]	3.94	[2]	(41.06)	[2]	3.36	[2]
Weighted average number of shares used in computing net income/(loss) per share:
Basic	83,891,097		83,891,097		5,319,527		2,027,680
Diluted	94,425,823		94,425,823		5,319,527		101,331,124
Comprehensive income:
Net income	30,087		186,653		155,801		170,717
Foreign currency translation adjustment, net of tax	160		992		8,911		(555)
Total comprehensive income	30,247		187,645		164,712		170,162
Add: Comprehensive loss/(income) attributable to noncontrolling interest	(123)		(763)		32		0
Comprehensive income attributable to Zhaopin Limited's shareholders	$ 30,124		186,882		164,744		170,162

[1]	(1) Share-based compensation expenses were allocated to cost of services and operating expenses as follows: Cost of services 345 239 102 16 Sales and marketing expenses 1,664 1,555 678 109 General and administrative expenses 6,243 3,911 29,463 4,749
[2]	Each American depositary shares ("ADSs") represents two ordinary shares